RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS AS OF December 31, 2022 (Details 1) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 20, 2021
Total Stockholders' Equity (Deficit)	$ 7,392,142	$ 7,693,617	$ 7,883,142	$ 8,152,487	$ (1,210,740)	$ (1,110,467)	$ 487,160	$ 29,967	$ 0
As Previously Reported [Member]
Intangible Assets. Net of accumulated amortization				769,145
Total Long-Term Assets				11,990,358
Total Assets				12,495,241
Accumulated Deficit				(2,717,124)
Total Stockholders' Equity (Deficit)				8,181,145
Total Liabilities & Stockholders' Equity (Deficit)				12,495,241
Total Long-Term Assets				(11,990,358)
Total Assets				(12,495,241)
Total Liabilities & Stockholders' Equity (Deficit)				(12,495,241)
Restated [Member]
Intangible Assets. Net of accumulated amortization				740,487
Total Long-Term Assets				11,961,700
Total Assets				12,466,583
Accumulated Deficit				(2,745,782)
Total Stockholders' Equity (Deficit)				8,152,487
Total Liabilities & Stockholders' Equity (Deficit)				12,466,583
Total Long-Term Assets				(11,961,700)
Total Assets				(12,466,583)
Total Liabilities & Stockholders' Equity (Deficit)				(12,466,583)
Adjustments [Member]
Intangible Assets. Net of accumulated amortization				(28,658)
Total Long-Term Assets				28,658
Total Assets				28,658
Accumulated Deficit				(28,658)
Total Stockholders' Equity (Deficit)				(28,658)
Total Liabilities & Stockholders' Equity (Deficit)				28,658
Total Long-Term Assets				(28,658)
Total Assets				(28,658)
Total Liabilities & Stockholders' Equity (Deficit)				$ (28,658)